Collaborative Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
CollaborativeArrangementDisclosureTextBlockAbstract
Schedule of revenue recognized under cost sharing agreements in the financial statements
For the years ended December 31, 2011, 2012 and 2013, the Company had the following transactions with F3F S.r.l. and Sirton (now Vifarma) (in thousands):

	For the Year Ended December 31,
	2011	2012	2013
Charges from related parties	€222	€186	€189
Total	€222	€186	€189
The following table outlines the nature and amount of other revenue recognized in the accompanying consolidated statements of income (in thousands):

	For the Year Ended December 31,
	2011	2012	2013
Research and development cost reimbursement	€323	€1,257	€2,563
Upfront payments recognized ratably	1,703	—	—
Other revenues from F3F S.r.l.	—	—	39
Total	€2,026	€1,257	€2,602